SHARE CAPITAL (Detail) - Income Statement Share-based payments - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Payments, Management and consulting fees	$ 155,223	$ 34,900	$ 105,606	$ 309,723
Total	$ 155,223	$ 34,900	$ 105,606	$ 309,723